NET LOSS PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share options
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	95,933,244	136,028,000	103,175,000
Restricted Share Units ("RSUs")
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	28,406,980	10,800,000	600,000
Angle preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	419,736,104	419,736,104
Series A convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	279,389,307	279,389,307
Series B-1 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	188,378,334	188,378,334
Series B-2 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	76,812,654	76,812,654
Series B-3 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	147,755,566	0
Series C convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	98,834,937	0
Series C-1 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	0	18,597,738	0